INVENTORIES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Inventory gross		R$ 12,334,894	R$ 11,600,028
Current		11,289,229	10,943,835
Non-current	[1]	1,045,665	656,193
Inventoy, net		12,334,894	11,600,028
Finished Goods [Member]
IfrsStatementLineItems [Line Items]
Inventory gross		4,421,166	4,457,842
Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Inventory gross		3,501,145	2,710,149
Raw Materials [Member]
IfrsStatementLineItems [Line Items]
Inventory gross		3,297,213	3,638,952
Storeoom Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventory gross		1,174,244	770,296
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventory gross		37,619	121,519
Provision For Losses [Member]
IfrsStatementLineItems [Line Items]
Inventory gross		R$ (96,493)	R$ (98,730)

[1]	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed.